Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 155,163	$ 46,561
Net change on exposures	(47,456)	108,602
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period	107,707	155,163
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	155,163	46,561
Net change on exposures	(47,456)	108,602
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period	107,707	155,163
Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL exposures on other commitments [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period